Commitments and Contingencies (Tables)	12 Months Ended
Jan. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments required under operating leases	The following is a schedule by year of the future minimum lease payments required under the Company’s operating leases:

Years Ending January 31,
2023	$1,025
2024	755
2025	775
2026	797
2027	658

$4,010